Sage Ranch (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of sage ranch [Table Text Block]
	December 31, 2022	December 31, 2021
Opening balance	$1,851,487	$701,983
Property taxes, net of Captiva repayment	-	(7,267)
Land appraisal & related fees	1,503,239	1,159,749
Water rights	1,975,455	-
Unrealized foreign exchange	126,238	(2,978)
	$5,456,419	$1,851,487